Offerings	Nov. 04, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share, issuable upon the exercise of Series E Warrants
Amount Registered	2,580,648
Proposed Maximum Offering Price per Unit	1.3
Maximum Aggregate Offering Price	$ 3,354,842.4
Amount of Registration Fee	$ 463.3
Offering Note
(1)

The Company previously paid a registration fee of $463.30 in connection with the initial filing of this registration statement on September 9, 2026, with respect to 2,580,648 shares of Common Stock issuable upon exercise of Series E Warrants, calculated pursuant to Rule 457(g) under the Securities Act, at the then applicable fee rate.

Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share, issuable upon the exercise of Series F Warrants
Amount Registered	2,140,648
Proposed Maximum Offering Price per Unit	1.3
Maximum Aggregate Offering Price	$ 2,782,842.4
Amount of Registration Fee	$ 384.31
Offering Note
(2)

The Company previously paid a registration fee of $391.49 in connection with the initial filing of this registration statement on September 9, 2026, with respect to an incorrect amount of 2,180,648 shares of Common Stock issuable upon exercise of Series F Warrants, calculated pursuant to Rule 457(g) under the Securities Act, at the then applicable fee rate, which is reflected in the fee table. This Amendment corrects the number of shares of Common Stock issuable upon exercise of Series F Warrants to 2,140,648, which results in a lower registration fee than previously paid.

Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share, issuable upon the exercise of Placement Agent warrants
Amount Registered	177,049
Proposed Maximum Offering Price per Unit	1.625
Maximum Aggregate Offering Price	$ 287,704.63
Amount of Registration Fee	$ 39.73
Offering Note
(3)

The Company previously paid a registration fee of $39.73 in connection with the initial filing of this registration statement on September 9, 2026, with respect to 177,049 shares of Common Stock issuable upon exercise of Placement Agent Warrants, calculated pursuant to Rule 457(g) under the Securities Act, at the then applicable fee rate.